ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2021
ACCRUED EXPENSES
NOTE 13 - ACCRUED EXPENSES

NOTE 14 - ACCRUED EXPENSES

Accrued expenses of $223,815 consists of the accrued payroll, CPF and social welfare as follow:

	June 30, 2021	December 31, 2020
Accrued payroll	$223,815	$263,355
	$223,815	$263,355